Debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Interest expense	$ 311	$ 302	$ 354
Interest income	(25)	(13)	(13)
Interest expense, net	285	289	341
Senior Secured Notes
Debt Instrument [Line Items]
Interest expense	205	249	292
Term Loan Facilities
Debt Instrument [Line Items]
Interest expense	42	24	30
Revolving Credit Facilities
Debt Instrument [Line Items]
Interest expense	53	21	29
Other
Debt Instrument [Line Items]
Interest expense	$ 11	$ 8	$ 4